Trade and other liabilities	12 Months Ended
Dec. 31, 2020
Trade and other liabilities
Trade and other liabilities

23. Trade and other liabilities

	December 31,
	2020	2019	2018
	(Euro, in thousands)
Trade and other liabilities	€171,316	€142,510	€68,038
Other non-current liabilities	8,096	6,989	1,578
Accrued charges	1,070	923	890
Total trade and other liabilities	€180,482	€150,422	€70,506